Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Impact of IFRS 15 on Consolidated Statement of Comprehensive Income (Details)
$ / shares in Units, $ in Millions
	12 Months Ended						18 Months Ended
	Oct. 31, 2019 USD ($) $ / shares		Oct. 31, 2019 £ / shares	Apr. 30, 2017 USD ($) $ / shares		Apr. 30, 2017 £ / shares	Oct. 31, 2018 USD ($) $ / shares	Oct. 31, 2018 £ / shares
Impact on Consolidated Statement of Comprehensive Income [Abstract]
Revenue	$ 3,348.4	[1]		$ 1,077.3			$ 4,754.4
Operating profit	221.7			227.4			376.8
Finance costs	(282.4)			(96.8)			(350.4)
Finance income	26.6			1.0			7.7
Profit/(loss) before tax	(34.1)	[1]		131.6			34.1
Taxation	16.0			(7.5)			673.1
Profit/(loss) from continuing operations	(18.1)			124.1	[2]		707.2
Profit from discontinued operation (attributable to equity shareholders of the Company)	1,487.2	[1]		33.7	[2]		76.9
Profit for the period	1,469.1			157.8	[2]		784.1
Attributable to:
Equity shareholders of the company	1,468.8			157.9			784.0
Non-controlling interests	$ 0.3			$ (0.1)			$ 0.1
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ 3.8850		£ 3.0507	$ 0.6888		£ 0.5325	$ 2.0170	£ 1.5161
Diluted (in dollars per share) | (per share)	3.8435		3.0181	0.6651		0.5142	1.9617	1.4745
From continuing operations
Basic (in dollars per share) | (per share)	(0.0487)		(0.0382)	0.5417		0.4188	1.8191	1.3673
Diluted (in dollars per share) | (per share)	$ (0.0487)		(0.0382)	$ 0.5231		£ 0.4044	$ 1.7692	£ 1.3298
Previously Stated [Member]
Impact on Consolidated Statement of Comprehensive Income [Abstract]
Revenue	$ 3,332.3
Operating profit	199.6
Finance costs	(282.4)
Finance income	26.6
Profit/(loss) before tax	(56.2)
Taxation	17.6
Profit/(loss) from continuing operations	(38.6)
Profit from discontinued operation (attributable to equity shareholders of the Company)	1,517.8
Profit for the period	1,479.2
Attributable to:
Equity shareholders of the company	1,478.9
Non-controlling interests	$ 0.3
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ 3.9117		3.0717
Diluted (in dollars per share) | (per share)	3.8699		3.0389
From continuing operations
Basic (in dollars per share) | (per share)	(0.1029)		(0.0808)
Diluted (in dollars per share) | (per share)	$ (0.1029)		(0.0808)
Adjustments [Member] | IFRS 15 [Member]
Impact on Consolidated Statement of Comprehensive Income [Abstract]
Revenue	$ (16.1)
Operating profit	(22.1)
Finance costs	0.0
Finance income	0.0
Profit/(loss) before tax	(22.1)
Taxation	1.6
Profit/(loss) from continuing operations	(20.5)
Profit from discontinued operation (attributable to equity shareholders of the Company)	30.6
Profit for the period	10.1
Attributable to:
Equity shareholders of the company	10.1
Non-controlling interests	$ 0.0
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ 0.0267		0.0210
Diluted (in dollars per share) | (per share)	0.0264		0.0208
From continuing operations
Basic (in dollars per share) | (per share)	(0.0542)		(0.0426)
Diluted (in dollars per share) | (per share)	$ (0.0542)		£ (0.0426)

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)